INCOME TAXES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
INCOME TAXES
INCOME TAXES

NOTE 7—INCOME TAXES

        As of August 4, 2013, the Company's combined federal, state and foreign effective tax rate for continuing operations for fiscal 2013 is a 36.8% provision, reflecting the impact of increasing the U.S. valuation allowance, increasing the deferred tax liability for U.S. goodwill amortization for tax purposes, and the accrual of income taxes for foreign and certain state jurisdictions. The Company's effective tax rate will vary based on a variety of factors, including overall profitability, the geographical mix of income before taxes and the related tax rates in the jurisdictions where it operates, restructuring and other charges, as well as discrete events, such as acquisitions and settlements of audits. The Company is subject to audits and examinations of its tax returns by tax authorities in various jurisdictions, including the Internal Revenue Service (the "IRS"). Management regularly assesses the likelihood of adverse outcomes resulting from these examinations to determine the adequacy of provisions for income taxes.

        With regard to the increase in the valuation allowance and the impact the valuation allowance had on income tax expense, the valuation allowance was directly impacted by the increasing of the deferred tax liability for U.S. goodwill amortization for tax purposes. The deferred tax liability related to the Company's U.S. tax deductible goodwill is considered a liability related to an asset with an indefinite life. Therefore, the deferred tax liability does not amortize and is not available as a source of taxable income to support the realization of deferred tax assets created by other deductible temporary timing differences. The Company does not believe it is "more likely than not" it will realize its U.S. deferred tax assets equal to the deferred liability created by tax deductible goodwill and therefore, the Company was required to record an additional tax expense to increase its deferred tax asset valuation allowance. During the three and six months ended August 4, 2013, the impact of the tax amortization of the indefinite lived intangibles increased income tax expense by $9 million and $46 million, respectively.

        As of February 3, 2013, the Company's unrecognized tax benefits in accordance with the income taxes principles of U.S. GAAP (ASC 740, Income Taxes) were $193 million. During the six months ended August 4, 2013, the balance for unrecognized tax benefits decreased $1 million as result of state audit settlements for tax positions in a prior period. As of August 4, 2013, the Company's unrecognized tax benefits were $192 million. During the three and six months ended August 4, 2013, the gross accrual for interest related to unrecognized tax benefits increased $3 million and $5 million, respectively, as a result of interest accruals on tax positions in a prior period. The Company's ending net accrual for interest related to unrecognized tax benefits as of February 3, 2013 was $22 million and increased to $24 million as of August 4, 2013.

        During fiscal year 2010, the Company determined that it did not meet the "more likely than not" standard that substantially all of its net U.S. deferred tax assets would be realized and therefore, the Company established a valuation allowance for its net U.S. deferred tax assets. With regard to the U.S., the Company continues to believe that a full valuation allowance is needed against the majority of its net deferred tax assets. As of August 4, 2013, the Company's U.S. valuation allowance was $1,030 million and the Company expects to continue to add to its gross deferred tax assets for anticipated net operating losses.

        See Note 9, Commitments and Contingencies, for discussion of the Internal Revenue Service audit of the Company's U.S. federal income tax returns.

NOTE 8—INCOME TAXES

        The components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes are as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
United States	$(1,210)	$(503)	$(606)
Foreign	14	19	21

Total	$(1,196)	$(484)	$(585)

        The Provision (Benefit) for Income Taxes consisted of the following (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Current:
Federal	$—	$—	$—
State	3	3	2
Foreign	2	—	6

	5	3	8
Deferred:
Federal	(3)	64	12
State	(1)	6	4
Foreign	—	(5)	4
Foreign realization of tax deductible goodwill from prior acquisitions	2	11	—

	(2)	76	20

Total	$3	$79	$28

        The Company's combined federal, state and foreign effective tax rate for continuing operations for fiscal 2012, fiscal 2011, and fiscal 2010 was approximately (0.2%), (16.4%), and (4.8%), respectively.

        The Company's effective tax rate will vary based on a variety of factors, including overall profitability, the geographical mix of income before taxes and the related tax rates in the jurisdictions where it operates, restructuring and other one-time charges, as well as discrete events, such as settlements of future audits. The Company's fiscal 2012, fiscal 2011 and fiscal 2010 effective tax rates were significantly impacted by the recording of a valuation allowance on its net U.S. deferred tax assets. The fiscal 2012 and fiscal 2011 valuation allowance was directly impacted by the increasing of the deferred tax liability for U.S. goodwill amortization for tax purposes. The deferred tax liability related to the Company's U.S. tax deductible goodwill must be considered as a liability related to an asset with an indefinite life. Therefore, the deferred tax liability does not amortize and is not available as a source of taxable income to support the realization of deferred tax assets created by other deductible temporary timing differences.

        The fiscal 2012 effective tax rate was also impacted by the goodwill impairment of an indefinite life intangible asset for book purposes. The fiscal 2012 goodwill impairment created a deferred tax asset which reduced the fiscal 2012 tax expense by decreasing the deferred tax liability associated with indefinite life intangibles which prior to the impairment could not serve as a source of taxable income. In addition, the tax expense for fiscal 2012 was also reduced by an adjustment to the Company's valuation allowance as a result of the acquisition of additional deferred tax liabilities in conjunction with the Peachtree acquisition.

        The reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit) for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Income taxes at federal statutory rate	$(419)	$(169)	$(205)
State income taxes, net of federal income tax benefit	(53)	(24)	(15)
Non-deductible goodwill impairment	17	—	—
Non-deductible interest	14	15	13
Valuation allowance	442	259	228
Adjustments to tax reserves	(1)	12	4
Other, net	3	(14)	3

Total provision (benefit)	$3	$79	$28

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of February 3, 2013 and January 29, 2012 were as follows (amounts in millions):

	February 3, 2013	January 29, 2012
Current:
Deferred Tax Assets:
Interest	$131	$33
Allowance for doubtful accounts	9	12
Inventory	37	49
Accrued compensation	1	3
Accrued self-insurance liabilities	5	5
Restructuring liabilities	4	7
Other accrued liabilities	23	27
Valuation allowance	(167)	(76)

Current deferred tax assets	43	60
Deferred Tax Liabilities:
Prepaid expense	$(1)	$(1)

Current deferred tax liabilities	(1)	(1)
Noncurrent:
Deferred Tax Assets:
Interest	$—	$236
Accrued compensation	33	27
Accrued self-insurance liabilities	13	15
Other accrued liabilities	7	8
Deferred revenue	8	8
Restructuring liabilities	29	32
Net operating loss	830	374
Net capital loss carryforward	—	10
Fixed assets	23	16
Other	22	21
Valuation allowance	(758)	(415)

Noncurrent deferred tax assets	207	332
Deferred Tax Liabilities:
Deferred Financing Costs	$(8)	$(24)
Software costs	(25)	(23)
Intangible assets	(193)	(316)
Income from discharge of indebtedness	(80)	(80)

Noncurrent deferred tax liabilities	(306)	(443)

Deferred tax assets (liabilities), net	$(57)	$(52)

        The Company reported $6 million of long-term deferred tax assets related to its Canadian business within other assets on its balance sheet.

        In fiscal 2012, the Company recorded a valuation allowance on its total U.S. operations of $434 million of which $442 million related to continuing operations which was reduced by $8 million for discontinued operations. In fiscal 2011, the Company recorded a valuation allowance on its total U.S. operations of $252 million of which $259 million related to continuing operations which was reduced by $7 million for discontinued operations. In fiscal 2010, the Company recorded a valuation allowance on its total U.S. operations of $230 million of which $228 million related to continuing operations and $2 million related to discontinued operations. The Company records a valuation allowance when it is "more likely than not" that some portion or all of the deferred income tax assets will not be realized. In reaching this determination, the Company considers the future reversals of taxable temporary differences, future taxable income, exclusive of taxable temporary differences and carryforwards, taxable income in prior carryback years and tax planning strategies.

        During the first quarter of fiscal 2010, the Company designated the undistributed earnings of certain aspects of its foreign operations as not permanently reinvested. In fiscal 2012, the Company repatriated $29 million of cash which resulted in $3 million of income tax expense in the U.S. In fiscal 2011, the Company did not repatriate cash from its foreign operations to the U.S. If the company had repatriated cash to the U.S., no additional income tax expense would have been generated. In fiscal 2010, the Company repatriated $33 million of cash which resulted in $2 million of income tax expense in the U.S. In general, to the extent the Company's financial reporting book basis over tax basis of a foreign subsidiary exceeds the cash available for repatriation, deferred taxes have not been provided for, as they are essentially permanent in duration. If these amounts were not considered reinvested, it is estimated that no additional deferred taxes would have been provided for.

        As of February 3, 2013, the Company has tax-effected U.S. federal net operating loss carryforwards of $636 million which expire beginning in fiscal 2029. The Company also has $158 million of tax effected state net operating loss carryfowards which expire in various years between fiscal 2013 and fiscal 2030. During fiscal 2012, the Company generated a capital gain from the sale of the IPVF business. The capital gain allowed the Company to fully utilize the fiscal 2011 capital loss carryforward of $10 million associated with the Company's exit from the Plumbing business. The future utilization of the Company's net operating loss carryforwards could be limited if the Company experiences an "ownership change," as defined in Section 382 of the Internal Revenue Code of 1986, as amended. In general, an ownership change may result from transactions increasing the aggregate ownership of certain persons (or groups of persons) in the Company's stock by more than 50 percentage points over a testing period (generally 3 years).

        There was no net income tax benefit or expense included in discontinued operations in fiscal 2012, fiscal 2011 or fiscal 2010.

        Federal, state and foreign income taxes net receivable (payable) total zero and $4 million as of February 3, 2013 and January 29, 2012, respectively.

Accounting for uncertain tax positions

        The Company follows the U.S. GAAP guidance for uncertain tax positions within ASC 740, Income Taxes. ASC 740 requires application of a "more likely than not" threshold to the recognition and de-recognition of tax positions. It further requires that a change in judgment related to prior years' tax positions be recognized in the quarter of such change. A reconciliation of the beginning and ending amount of unrecognized tax benefits for continuing operations for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Unrecognized Tax Benefits beginning of period	$196	$192	$190
Gross increases for tax positions in current period	—	—	1
Gross increases for tax positions in prior period	2	6	4
Gross decreases for tax positions in prior period	0	—	—
Settlements	(1)	(1)	(3)
Lapse of statutes	(4)	(1)	—

Unrecognized Tax Benefits end of period	$193	$196	$192

        There are $193 million, $196 million, and $192 million of unrecognized tax benefits included in the balance at February 3, 2013, January 29, 2012, and January 30, 2011, respectively, whose resolution could affect the annual effective income tax rate.

        The Company accrued $3 million, $5 million, and $2 million of net interest and penalties related to unrecognized tax benefits for fiscal 2012, fiscal 2011, and fiscal 2010, respectively. The Company's ending net accrual for interest and penalties related to unrecognized tax benefits at February 3, 2013, January 29, 2012, and January 30, 2011 was $22 million, $19 million, and $14 million, respectively. The Company's accounting policy is to classify interest and penalties as components of income tax expense. Accrued interest and penalties from unrecognized tax benefits are included as a component of other liabilities on the Consolidated Balance Sheet.

        The Company is subject to audits and examinations of its tax returns by tax authorities in various jurisdictions, including the Internal Revenue Service ("IRS"). Management regularly assesses the likelihood of adverse outcomes resulting from these examinations to determine the adequacy of provisions for income taxes. Certain of the Company's tax years 2006 and forward remain open for audit by the IRS and various state governments. The Company does not anticipate any significant changes in its unrecognized tax benefits over the next twelve months.

        See Note 13, Commitments and Contingencies, for discussion on the IRS audit of the Company's U.S. federal income tax returns.